SEI INSTITUTIONAL INVESTMENTS TRUST

Multi-Asset Real Return Fund
(the "Fund")

Supplement Dated June 15, 2020
to the Prospectus, dated September 30, 2019, as restated March 18, 2020 and as amended on March 30, 2020, April 3, 2020, April 23, 2020, May 22, 2020 and June 5, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

On the cover page of the Prospectus, the first sentence of the legend is hereby deleted and replaced with the following:

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or this pool, or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

In addition, under the section titled "Sub-Advisers," the last paragraph is hereby deleted and replaced with the following:

SIMC has registered with the National Futures Association as a "commodity pool operator" under the Commodities Exchange Act (CEA) with respect to the Multi-Asset Real Return Fund and with respect to certain other products not included in this prospectus. A notice of eligibility for exclusion from the definition of the term "commodity pool operator" has been filed on behalf of the other Funds in this prospectus in accordance with CFTC Regulation 4.5 and other relevant rules, regulations and no-action relief. The Funds, with the exception of the Multi-Asset Real Return Fund, are therefore not subject to registration or regulation as a commodity pool operator under the CEA.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1283 (06/20)

SEI INSTITUTIONAL INVESTMENTS TRUST

Multi-Asset Real Return Fund
(the "Fund")

Supplement Dated June 15, 2020
to the Statement of Additional Information, dated September 30, 2019, as amended on
December 13, 2019, December 20, 2019, March 30, 2020, April 3, 2020, April 24, 2020,
May 22, 2020 and June 5, 2020 ("SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Under the section titled "The Adviser and the Sub-Advisers," the second paragraph thereunder is hereby deleted and replaced with the following:

SIMC is registered with the SEC as an investment adviser. SIMC also has registered with the National Futures Association as a "commodity pool operator" under the Commodities Exchange Act ("CEA") with respect to the Multi-Asset Real Return Fund and with respect to certain products not included in this SAI. A notice of eligibility for exclusion from the definition of the term "commodity pool operator" has been filed on behalf of the other Funds in this prospectus in accordance with CFTC Regulation 4.5 and other relevant rules, regulations and no-action relief. The Funds, with the exception of the Multi-Asset Real Return Fund, are therefore not subject to registration or regulation as a commodity pool operator under the CEA.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1284 (06/20)